Net Loss Per Share Attributable to Ordinary Shareholders	6 Months Ended
Jun. 30, 2022
Earnings Per Share [Abstract]
Net Loss Per Share Attributable to Ordinary Shareholders
Note 8 - Net Loss Per Share Attributable to Ordinary Shareholders

The following table sets forth the computation of basic and diluted net loss per share attributable to ordinary shareholders for the periods presented:

	Six-month	Six-month
	period ended	period ended
	June 30	June 30
	2022	2021*
	In USD thousands, except share data

Numerator:
Net loss	(78,937)	(13,104)

Denominator:
Weighted-average shares used in computing net loss per share
attributable to ordinary shareholders, basic and diluted	135,725,885	31,517,618

Net loss per share attributable to ordinary shareholders, basic
and diluted	(0.58)	(0.42)

The potential shares of ordinary shares that were excluded from the computation of diluted net loss per share attributable to ordinary shareholders for the periods presented because including them would have been anti-dilutive are as follows:

	Six-month	Six-month
	period ended	period ended
	June 30	June 30
	2022	2021*
	In USD thousands, except share data

Convertible redeemable preferred shares	-	63,387,656
Warrants to convertible redeemable preferred shares	-	1,081,168
Unvested RSU	6,241,041	-
Outstanding share options	7,725,144	9,351,584

Total	13,966,185	73,820,408

*The Company effected a share split as of the Recapitalization, all ordinary share and redeemable convertible preferred shares amounts were adjusted retroactively for all periods. See also Note 7 in Company’s audited consolidated financial statements for the year ended December 31, 2021.